Marketable Securities	12 Months Ended
Dec. 31, 2024
Marketable Securities
Marketable Securities
5.	Marketable Securities

In $000s	Cost	Fair Value
Balance, December 31, 2022	$2,365	$2,494
Sold	(505)	(396)
Realized loss	—	(109)
Unrealized loss	—	(435)
Balance, December 31, 2023	$1,860	$1,554
Sold	(17)	(38)
Realized gain	—	21
Unrealized loss	—	(588)
Balance, December 31, 2024	$1,843	$949

T

In February 2025, the Company acquired 15,000,000 common shares of TDG Gold Corp. for $7,500,000. The Company also received 8,000,000 common shares of TDG Gold Corp. relating to the sale of Sofia Property (Note 8).